Equity - Part-1 (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands																1 Months Ended	12 Months Ended
	Jan. 21, 2025 shares	Aug. 04, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($)	May 23, 2024 USD ($)	Apr. 10, 2024 shares	Jan. 25, 2024 USD ($) $ / shares shares	Jan. 01, 2024 USD ($)	Jun. 15, 2023 USD ($) $ / shares shares	Jun. 15, 2023 ILS (₪) shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares ₪ / shares shares	May 24, 2022 USD ($) shares	May 24, 2022 USD ($) ₪ / shares shares	Dec. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($) shares	May 24, 2024 ₪ / shares shares	Jun. 15, 2023 ₪ / shares	Jun. 09, 2023 USD ($)	Feb. 16, 2023 ILS (₪) ₪ / shares shares
Equity [Line Items]
Reverse stock split																	10:1
Capital investment | $															$ 15,000
Aggregate amount										$ 3,590	$ 3,590			$ 7,500										₪ 12,463
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)																	3,712,421
Additional investment | $			$ 7,500
Purchase of ordinary share (in Shares)						888,890
Warrant price | (per share)						$ 5				$ 15.5	$ 15.5													₪ 53.3
Warrant exercisable issuance term												5 years	5 years
Total cash consideration | $												$ 275	$ 275
Non-Marketable options exercisable (in Shares)												5,360	5,360
Exercise price | (per share)										$ 17.8	$ 61.3		$ 141.8
Issuance costs | $						$ 473		$ 20		$ 29		$ 592
Granted shares (in Shares)																	341,711	11,539	11,539
Number of ordinary shares										1	1													1
Fair value | $							$ 1,649			$ 2,240						$ 74
Investments cash | $										1,000	$ 1,000
Offering price | $																							$ 9,350
Total consideration																	$ 6,503	$ 220	₪ 241
Net of agent commissions | $																	214	12
Other issuance costs | $																	466	176		$ 297
Proceeds of net of issuance costs								$ 2,500	₪ 8,970
Number of units								248,778	248,778
Warrants | $																	(4,109)
Sale of ordinary shares (in Shares)						240,000
Company price per share, (in Dollars per share) | $ / shares		$ 2.5				$ 4.5
Warrants exercisable expire term						5 years
Aggregate gross proceeds | $						$ 4,000
Agent fees | $						280
Other fund-raising expenses | $						$ 316
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)	1,717,200				500,000
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase of ordinary share (in Shares)																					15,266
Warrant price | $ / shares						$ 0.0001
Warrants | $																	$ 481
Warrant [Member]
Equity [Line Items]
Warrant price | (per share)								$ 12														₪ 44
Fair value | $										$ 1,350
Warrants | $				$ 219				$ 930
Investor Pre-funded Warrants [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)		1,000,000
Premiums [Member]
Equity [Line Items]
Share capital | $								$ 1,570
Ordinary Shares [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)																	4,952,422	533,238	533,238	151,765
Investor [Member]
Equity [Line Items]
Purchase of ordinary share (in Shares)										233,826	233,826													233,826
A.G.P., [Member]
Equity [Line Items]
Other issuance costs | $																	$ 108	$ 115
A.G.P., [Member] | Ordinary Shares [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)																		35,812	35,812
Alpha Capital Anstalt [Member]
Equity [Line Items]
Issuance costs | $		$ 21
Proceeds of net of issuance costs | $		$ 1,050
Price per share (in Dollars per share) | $ / shares		$ 1.05
Private placement of ordinary shares (in Shares)		1,000,000
Ordinary Shares [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)														167,031
Purchase of ordinary share (in Shares)						648,890															151,765
Warrant price | ₪ / shares																					₪ 6
Non-Marketable options exercisable (in Shares)																		499,998	499,998
Granted shares (in Shares)												275,000
Number of ordinary Share (in Shares)								1	1
Price per share (in Dollars per share) | $ / shares								$ 10
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase of ordinary share (in Shares)		1,000,000
Warrant price | $ / shares		$ 2.5				$ 4.4999
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share (in Shares)								1	1
Market price percentage								33.00%	33.00%
Ordinary Shares [Member] | Non-Tradeable [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share (in Shares)								1	1
Private Placement [Member]
Equity [Line Items]
Warrant exercisable issuance term										5 years	5 years													5 years
Private placement units (in Shares)										64,503